Alger Small Cap Growth Fund Annual Fund Operating Expenses - Class Y Shares [Member] - Alger Small Cap Growth Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.81%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	1.06%
Fee Waiver or Reimbursement	(0.21%)	[2]
Net Expenses (as a percentage of Assets)	0.85%

[1]	The Fund and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Fund. The advisory fee for assets up to $1 billion is .81%, and for assets in excess of $1 billion is .75%. The actual rate paid as a percentage of average daily net assets for the year ended October 31, 2025 was .81%.
[2]	The Manager has contractually agreed to waive and/or reimburse Fund expenses (excluding custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage expenses, fees in connection with the ReFlow Fund, LLC liquidity program, extraordinary expenses, and certain proxy expenses, to the extent applicable (collectively, "Excluded Expenses")) through October 31, 2027 to the extent necessary to limit Other Expenses and any other applicable share class-specific expenses of the Class Y Shares of the Fund to .03% of the class’s average daily net assets. Excluded Expenses not subject to waiver and/or reimbursement totaled .01% for the period. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between the Manager and the Fund’s Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. The Manager may recoup any fees waived or expenses reimbursed pursuant to the contract; however, the Fund will only make repayments to the Manager if such repayment does not cause the Fund’s expense ratio after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed.